Organization and nature of business - Additional information (Details)									2 Months Ended	6 Months Ended
	Apr. 13, 2022	Apr. 08, 2022	Jun. 11, 2021 USD ($)	Jun. 10, 2021 $ / shares shares	Feb. 10, 2021 $ / shares shares	Feb. 09, 2021 USD ($) $ / shares shares	Apr. 20, 2020 shares	Apr. 15, 2020	Jun. 30, 2021	Mar. 31, 2022
Major subsidiaries
Forward Split ratio								71.62
Price per share | $ / shares						$ 4.00
Private Placement
Major subsidiaries
Price per share | $ / shares				$ 4.50
Placement agents fee | $			$ 900,000
Other offering expenses | $			60,000
Gross proceeds received | $			$ 18,000,000
Number of shares agreed to purchase under the agreement | shares				4,000,000
Initial Public Offering
Major subsidiaries
Number of shares issued | shares						5,000,000
Price per share | $ / shares						$ 4.00
Net proceeds from sale of stock | $						$ 20,000,000
Over-Allotment Option
Major subsidiaries
Number of shares issued | shares					750,000
Price per share | $ / shares					$ 4.00
CN Energy Development
Major subsidiaries
Transfer of equity interest in subsidiaries										100.00%
Number of shares issued | shares							10,000,000
Manzhouli Zhongxing Energy Technology Co., Ltd
Major subsidiaries
Transfer of equity interest in subsidiaries									100.00%
Hangzhou Forasen Technology Co., Ltd
Major subsidiaries
Transfer of equity interest in subsidiaries									100.00%
Manzhouli CN Energy
Major subsidiaries
Ownership interest (as a percent)							90.00%			100.00%
Ownership interest held by non controlling owners							70.00%
CN Energy Development
Major subsidiaries
Ownership interest (as a percent)							10.00%			100.00%
Ownership interest held by non controlling owners							100.00%
Forward Split ratio							71.62
Zhejiang CN Energy
Major subsidiaries
Ownership interest (as a percent)										100.00%
Ownership interest held by non controlling owners							30.00%
Zhejiang CN Energy | CN Energy Development
Major subsidiaries
Transfer of equity interest in subsidiaries									60.00%
Zhejiang CN Energy | Hangzhou Forasen Technology Co., Ltd
Major subsidiaries
Transfer of equity interest in subsidiaries										100.00%
CN Energy USA
Major subsidiaries
Ownership interest (as a percent)										100.00%
Transfer of equity interest in subsidiaries										100.00%
Zhoushan Trading
Major subsidiaries
Ownership interest (as a percent)										100.00%
Transfer of equity interest in subsidiaries		100.00%
Ningbo Trading
Major subsidiaries
Ownership interest (as a percent)										100.00%
Transfer of equity interest in subsidiaries	100.00%